Performance Management	Mar. 01, 2025
Global X Funds | Global X Disruptive Materials ETF
Prospectus [Line Items]
Performance Table Market Index Changed	The name of the Underlying Index has been changed from the Solactive Disruptive Materials Index to the Solactive Rare Earth & Critical Materials Index. All references to the Solactive Disruptive Materials Index are hereby deleted and replaced with the Solactive Rare Earth & Critical Materials Index.